Significant Accounting Policies (Details)	7 Months Ended
Dec. 31, 2020 USD ($) shares
Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage amount | $	$ 250,000
Common stock subject to possible redemption | shares	15,736,221
Franchise taxes | $	$ 26,000
Common Stock [Member]
Significant Accounting Policies (Details) [Line Items]
Aggregate of common stock, shares | shares	543,750